INVESTMENT OPERATIONS - Schedule of Amortized Cost and Fair Value of Available-For-Sale by Maturity Date (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Amortized Cost
Amortized Cost	$ 66,042	$ 63,220
Available-for-sale Fair Value
Fair Value	71,035	70,119
Total fixed maturity securities - AFS
Available-for-sale Amortized Cost
Due in one year or less	1,707
Due after one year through five years	11,046
Due after five years through ten years	15,434
Due after ten years	37,075
Amortized Cost	65,262	62,834
Available-for-sale Fair Value
Due in one year or less	1,719
Due after one year through five years	11,453
Due after five years through ten years	16,135
Due after ten years	40,948
Fair Value	$ 70,255	$ 69,733